Current and Deferred Taxes (Details) - Schedule of Effect of Deferred Taxes on Income - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Interests and adjustments	$ 22,583	$ 22,854
Extraordinary charge-offs	22,170	43,585
Assets received in lieu of payment	689	0
Property, plant and equipment valuation	8,552	5,222
Allowance for loan losses	255,474	245,571
Provision for expenses	92,952	81,310
Derivatives	0	290
Leased assets	74,960	75,092
Subsidiaries tax losses	0	608
Right of use assets	10,975	18,058
Others	1,262	0
Total deferred tax assets	489,617	492,590
Deferred tax liabilities
Valuation of investments	(533)	(9,612)
Prepaid expenses	(28,206)	(29,799)
Assets received in lieu of payment	0	(676)
Derivatives	(75,378)	(94,003)
Lease obligations	(8,519)	(16,903)
Exchange rate adjustments	(1,900)	(6,093)
Other	(14,843)	(14,063)
Total deferred tax liabilities	$ (129,379)	$ (171,149)